Subsequent Events - Additional Information (Details) - USD ($) $ in Millions	Jan. 26, 2022	Jan. 25, 2022	Aug. 31, 2022	Jan. 24, 2022	Jan. 22, 2022
Government of Mongolia [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loan waived		$ 2,363
Investments accounted for using equity method		1,399
Interest accrued		$ 964
Amended and Restated Heads of Agreement | Parent [member]
Disclosure of non-adjusting events after reporting period [line items]
Line of credit facility maximum borrowing capacity			$ 650		$ 1,700
Senior Supplemental Debt [Member] | Amended and Restated Heads of Agreement | Parent [member]
Disclosure of non-adjusting events after reporting period [line items]
Line of credit facility maximum borrowing capacity					500
Senior Supplemental Debt Co Lending Facility [Member] | Amended and Restated Heads of Agreement | Parent [member]
Disclosure of non-adjusting events after reporting period [line items]
Line of credit facility maximum borrowing capacity					$ 750
Short term Secured [Member] | Amended and Restated Heads of Agreement | Parent [member]
Disclosure of non-adjusting events after reporting period [line items]
Line of credit facility maximum borrowing capacity				$ 300
ShortTerm Secured Colending Facility [Member] | Amended and Restated Heads of Agreement | Parent [member]
Disclosure of non-adjusting events after reporting period [line items]
Line of credit facility maximum borrowing capacity				$ 750
Equity Offering [Member] | Amended and Restated Heads of Agreement | Parent [member]
Disclosure of non-adjusting events after reporting period [line items]
Line of credit facility maximum borrowing capacity			$ 1,500
Nonadjusting Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Electricity supply agreement extension period	3 years
Electricity supply agreement end year	2026
Electricity supply agreement original expiration month year	2023-07